Note 8 - Fair Value - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	€ 698,690,000,000	€ 676,689,000,000	€ 690,059,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	217,279,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	9,049,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	194,897,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	13,333,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	196,119,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	2,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	4,628,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	190,144,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	€ 1,345,000,000
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Valuation Techniques Used Liabilities
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Financial Instruments Valuation Methods Assets	Present-value method (Discounted future cash flows)
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Inputs Used | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Inputs Used | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Inputs Used | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Inputs Used | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Interest rate yield